Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance		$ 196,949	$ 213,031	$ 195,196
Additions based on tax positions related to the current year		23,267	22,181	22,386
Additions for tax positions of prior years		15,840	18,477	8,359
Reduction for tax positions of prior years		(4,613)	(16,096)	(7,262)
Settlements with tax authorities	[1]	(48,622)	(27,737)	(1,344)
Lapse of statute of limitations		(30,999)	(12,907)	(4,304)
Unrecognized tax benefits, Ending balance		$ 151,822	$ 196,949	$ 213,031

[1]	The changes in the years ended September 30, 2024 and 2023 were $48,622 and $27,737 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.